PGIM Short Duration High Yield ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PGIM Short Duration High Yield ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.33%	7.82%